Grizzle Growth ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Auto Manufacturers - 1.0%
Tesla, Inc. (a)	356	$162,535

Building Materials - 5.2%
Trane Technologies PLC	1,827	819,684

Computers - 4.7%
Apple, Inc.	2,767	748,114

Diversified Financial Services - 1.0%
Galaxy Digital, Inc. - Class A (a)	4,447	155,771

Electric - 1.4%
NextEra Energy, Inc.	2,635	214,489

Electronics - 3.1%
Coherent Corp. (a)	3,746	494,322

Internet - 20.9%
Alphabet, Inc. - Class A	5,639	1,585,630
Amazon.com, Inc. (a)	2,733	667,453
Meta Platforms, Inc. - Class A	991	642,515
Palo Alto Networks, Inc. (a)	773	170,246
Uber Technologies, Inc. (a)	2,382	229,863
		3,295,707

Machinery - Construction & Mining - 12.2%
GE Vernova, Inc.	1,156	676,422
Vertiv Holdings Co. - Class A	6,415	1,237,197
		1,913,619

Mining - 6.3%
Amerigo Resources Ltd.	55,406	121,002
Anfield Energy, Inc. (a)	16,590	141,136
Chilean Metals, Inc. (a)(b)	5,413	0
Ecora Resources PLC	97,897	123,581
First Nordic Metals Corp. (a)	194,390	60,350
Hot Chili Ltd. (a)	258,553	160,790
Kinross Gold Corp.	8,272	192,579
Lithium Royalty Corp. (a)	15,164	77,056
PMET Resources, Inc. (a)	22,409	60,295
Power Metallic Mines, Inc. (a)	54,784	47,701
		984,490

Miscellaneous Manufacturing - 1.5%
Axon Enterprise, Inc. (a)	317	232,117

Oil & Gas - 3.8%
Antero Resources Corp. (a)	2,774	85,744
Comstock Resources, Inc. (a)	21,106	395,737
Range Resources Corp.	3,292	117,031
		598,512

Semiconductors - 28.3%(c)
Applied Materials, Inc.	710	165,501
ASML Holding NV	350	370,731
Intel Corp. (a)	2,425	96,976
Micron Technology, Inc.	3,786	847,193
NVIDIA Corp.	12,013	2,432,512

Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,786	536,568
		4,449,481

Software - 3.3%
Microsoft Corp.	1,017	526,613

Telecommunications - 6.2%
Arista Networks, Inc. (a)	4,484	707,082
Ciena Corp. (a)	1,407	267,217
		974,299
TOTAL COMMON STOCKS (Cost $12,879,370)		15,569,753

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 4.03% (d)	172,203	172,203
TOTAL MONEY MARKET FUNDS (Cost $172,203)		172,203

TOTAL INVESTMENTS - 100.0% (Cost $13,051,573)		15,741,956
Liabilities in Excess of Other Assets - (0.0)% (e)		(4,308)
TOTAL NET ASSETS - 100.0%		$15,737,648

Percentages are stated as a percent of net assets.	–%
ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2025.
(c)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Grizzle Growth ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,408,963	$160,790	$—	$15,569,753
Money Market Funds	172,203	—	—	172,203
Total Investments	$15,581,166	$160,790	$—	$15,741,956

Refer to the Schedule of Investments for further disaggregation of investment categories.